CONVERTIBLE DEBENTURES AND PROMISSORY NOTES (Narrative) (Details)		12 Months Ended
	Feb. 07, 2019 shares	Jan. 31, 2019 USD ($) $ / shares shares	Jan. 31, 2019 CAD ($) $ / shares shares	Jan. 31, 2019 CAD ($)	Jan. 31, 2018 USD ($)
Convertible Debentures And Promissory Notes [Line Items]
Promissory notes payable		$ 30,000,000			$ 0
Issued		30,000,000
Issued		2,175,000
Transaction Costs		$ 1,958,477
Issuance of non transferable share purchase warrants | shares		765,795	765,795
Convertible promissory note		$ 1,845,830			0
Events after reporting period
Convertible Debentures And Promissory Notes [Line Items]
Number of shares issued for conversion of convertible note | shares	977,479
Convertible debentures (a)
Convertible Debentures And Promissory Notes [Line Items]
Total principal amount				$ 33,500,000
Transaction Costs		$ 938,271	$ 1,209,112
Convertible debenture interest rate		8.00%	8.00%
Percentage of debt discount rate		15.00%	15.00%
Common stock conversion price per share | $ / shares			$ 1.00
Amount of conversion of common stock shares | shares		33,500,000	33,500,000
Issuance of non transferable share purchase warrants | shares		765,795	765,795
Warrants exercisable price per share | $ / shares			$ 1.00
Number of bonus shares issued to convertible debenture subscription agreement | shares		3,350,000	3,350,000
Convertible debentures (b)
Convertible Debentures And Promissory Notes [Line Items]
Gross proceeds from convertible debt			$ 5,063,000
Transaction Costs		$ 550,709	664,001
Unsecured convertible debenture issued per unit			$ 1,000
Common stock conversion price per share | $ / shares			$ 0.80
Warrants exercisable price per share | $ / shares			$ 0.90
Percentage of unsecured convertible debenture		10.00%	10.00%
Terms of warrant purchase period		24 months	24 months
Debt considered discount rate		10.00%	10.00%
Exercise price per warrant debenture			$ 1,000
Debentures and warrant interest rate		10.00%	10.00%
Convertible debentures (c)
Convertible Debentures And Promissory Notes [Line Items]
Gross proceeds from convertible debt			$ 9,825,000
Transaction Costs		$ 469,497	619,389
Unsecured convertible debenture issued per unit			$ 1,000
Percentage of debt discount rate		10.00%	10.00%
Common stock conversion price per share | $ / shares			$ 0.80
Warrants exercisable price per share | $ / shares			$ 0.90
Percentage of unsecured convertible debenture		10.00%	10.00%
Terms of warrant purchase period		24 months	24 months
Debt considered discount rate		10.00%	10.00%
Exercise price per warrant debenture			$ 1,000
Debentures and warrant interest rate		10.00%	10.00%
Convertible promissory notes (d)
Convertible Debentures And Promissory Notes [Line Items]
Issued		$ 2,000,000
Convertible note conversion price per share | $ / shares		$ 1.00
Convertible note conversion price per share dependent upon vendor | $ / shares		$ 0.825
Accrued interest rate		4.00%	4.00%
Convertible promissory note		$ 1,670,830			0
Convertible promissory notes (e)
Convertible Debentures And Promissory Notes [Line Items]
Issued		$ 175,000
Number of shares available for conversion | shares		35,000	35,000
Common stock conversion price per share | $ / shares			$ 5.00
Convertible promissory note		$ 175,000			0
Promissory note payable (f)
Convertible Debentures And Promissory Notes [Line Items]
Promissory notes payable		30,000,000			$ 0
Issued		$ 30,000,000
Accrued interest rate		10.00%	10.00%
Accrued and unpaid interest		$ 254,795
Promissory note payable (f) | Principal installment due on April 1, 2019
Convertible Debentures And Promissory Notes [Line Items]
Promissory notes payable		3,000,000
Promissory note payable (f) | Principal installment due on July 1, 2019
Convertible Debentures And Promissory Notes [Line Items]
Promissory notes payable		6,000,000
Promissory note payable (f) | Principal installment due on October 1, 2019
Convertible Debentures And Promissory Notes [Line Items]
Promissory notes payable		6,000,000
Promissory note payable (f) | Principal installment due on January 1, 2020
Convertible Debentures And Promissory Notes [Line Items]
Promissory notes payable		6,000,000
Promissory note payable (f) | Principal installment due on April 1, 2020
Convertible Debentures And Promissory Notes [Line Items]
Promissory notes payable		6,000,000
Promissory note payable (f) | Principal installment due on July 1, 2020
Convertible Debentures And Promissory Notes [Line Items]
Promissory notes payable		$ 3,000,000